CONTRIBUTED EQUITY, Movements in Issued Capital (Details) - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movements in Issued Capital [Abstract]
Opening balance	$ 29,782,268
Issue of shares - exercise of options	121,270	$ 2,146,737
Conversion of RSUs	0
Share issue costs	(992,340)	(428,812)
Closing balance	$ 44,914,632
Contributed Equity [Member]
Movements in Issued Capital [Abstract]
Opening balance (in shares)	140,288,491
Opening balance	$ 29,782,268	10,255,369
Issue of shares - share placement	16,117,800	17,604,000
Issue of shares - exercise of options	194,205	2,239,216
Conversion of RSUs	167,487
Share issue costs	$ (1,347,128)	(428,812)
Closing balance (in shares)	171,225,492
Closing balance	$ 44,914,632	$ 29,669,773
Contributed Equity [Member] | Ordinary Shares [Member]
Movements in Issued Capital [Abstract]
Opening balance (in shares)	140,288,491	105,105,787
Issue of shares - share placement (in shares)	30,000,000	20,000,000
Issue of shares - exercise of options (in shares)	737,000	14,382,704
Conversion of RSUs (in shares)	200,001
Closing balance (in shares)	171,225,492	139,488,491
Contributed Equity [Member] | Class A [Member]
Movements in Issued Capital [Abstract]
Opening balance (in shares)	19,800,000	19,800,000
Issue of shares - share placement (in shares)	0	0
Issue of shares - exercise of options (in shares)	0	0
Conversion of RSUs (in shares)	0
Closing balance (in shares)	19,800,000	19,800,000
Contributed Equity [Member] | Class B [Member]
Movements in Issued Capital [Abstract]
Opening balance (in shares)	19,800,000	19,800,000
Issue of shares - share placement (in shares)	0	0
Issue of shares - exercise of options (in shares)	0	0
Conversion of RSUs (in shares)	0
Closing balance (in shares)	19,800,000	19,800,000